GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for fiscal years 2011 and 2012 are as follows:

As of December 31, 2010	—
Acquisition of ClickPro	4,269
Exchange differences	66

As of December 31, 2011	4,335
Exchange differences	44

As of December 31, 2012	4,379